Financial assets and liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Borrowings
Borrowings at beginning of period	$ (114,345)
Cash Flows, borrowings	14,165
Remeasurement adjustments, borrowings	(416)
Other Changes, borrowings	(21,298)
Borrowings at end of period	(121,894)	$ (114,345)
Leases
Leases at beginning of period	(4,578)
Cash Flows, leases	2,214
Other Changes, leases	(1,346)
Acquisition – leases	(2,564)
Foreign exchange adjustments, Leases	11
Leases at end of period	(6,263)	(4,578)
Warrant liability
Warrant liability at beginning of period	(4,647)	(5,426)
Remeasurement adjustments, warrants	(4,962)
Exercise of warrants	3,885
Warrant liability at end of period	(5,724)	(4,647)	$ (5,426)
Sub-total
Sub-total at beginning of period	(123,570)
Cash Flows, sub-total	16,379
Remeasurement adjustments, sub-total	(5,378)
Other Changes, sub-total	(22,644)
Exercise of warrants, sub-total	3,885
Acquisition – leases, sub-total	(2,564)
Foreign exchange adjustments, Sub-total	11
Sub-total at end of period	(133,881)	(123,570)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	62,960	71,318	60,447
Cash Flows, cash and cash equivalents	97,502	(8,303)	11,039
Foreign exchange adjustments, cash and cash equivalents	1,089	(55)	(168)
Cash and cash equivalents at end of period	161,551	62,960	$ 71,318
Total
Net Debt as at June 30, 2024	(60,610)
Cash Flows, total	113,881
Remeasurement adjustments, total	(5,378)
Other Changes, total	(22,644)
Exercise of warrants, total	3,885
Acquisition – leases, total	(2,564)
Foreign exchange adjustments, total	1,100
Net Debt as at June 30, 2025	$ 27,670	$ (60,610)